Leases - Summary Of Consolidated Balance Sheet For Operating Leases And Finance Leases (Detail) - CAD ($) $ in Thousands	Mar. 28, 2026	Mar. 29, 2025
Leases [Abstract]
2027	$ 14,762
2028	13,648
2029	11,496
2030	10,616
2031	8,162
Thereafter	15,228
Total minimum lease payments	73,912
Less: amount of total minimum lease payments representing interest	18,391
Present value of future total minimum lease payments	55,521
Less: current portion of lease liabilities	(9,623)	$ (6,929)
Long-term lease liabilities	$ 45,898	$ 38,629